Bank Borrowings and Bank Overdraft - Schedule of Borrowings (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Borrowings [Abstract]
Fair value of non-current borrowing	RM 1,673,619	$ 397,279	RM 2,123,289
Undrawn borrowing facility	RM 2,013,656	$ 477,997	RM 2,145,413
Weighted average interest rate	813.00%	813.00%	535.00%